Note 11 - Share Capital - Assumptions for the Fair Value Options (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Risk-free interest rate	3.53%	2.58%
Expected volatility	57.00%	61.00%
Expected dividend yield	0.00%	0.00%
Expected life (years)	3	3